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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Mar 01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
 information contained herein is true, correct and complete, and that it is understood that all required items, statements,
 schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 69
                                         -------------------
 Form 13F Information Table Value Total: $295,227
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE
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

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------

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
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
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                                                                                                                       Sole
                            Title or                  Value      Shares/        Shr/      Investment     Other        Voting
     Name of Issuer          Class         Cusip      (000)     Prin Amnt     Put/Call    Discretion    Managers       Auth
------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS     PREFERRED    006848402     1,491        11,800       SH          sole         N/A           11,800
AES TRUST III               PREFERRED    00808N202     7,005        90,000       SH          sole         N/A           90,000
APARTMENT INVT & MGMT CO    PREFERRED    03748R705       425        15,900       SH          sole         N/A           15,900
APARTMENT INVT & MGMT CO    PREFERRED    03748R861     2,461       105,900       SH          sole         N/A          105,900
ARCHSTONE COMMUNITIES TR    PREFERRED    039581202     6,736       205,700       SH          sole         N/A          205,700
ARROW ELECTRONIC INC         CONVERT     042735AY6     4,085    10,000,000      PRN          sole         N/A       10,000,000
AT&T CORP-LIBERTY MEDIA      CONVERT     530715AP6     3,894     4,000,000      PRN          sole         N/A        4,000,000
AVIRON                       CONVERT     053762AD2     1,802     2,000,000      PRN          sole         N/A        2,000,000
BARNES & NOBLE INC           CONVERT     067774AC3     2,463     2,500,000      PRN          sole         N/A        2,500,000
CALPINE CAPITAL TRUST       PREFERRED    131346207    32,324       168,795       SH          sole         N/A          168,795
CAMDEN PROPERTY TRUST       PREFERRED    133131201     1,896        72,600       SH          sole         N/A           72,600
CENDANT CORP                 CONVERT     151313AE3     6,355    10,000,000      PRN          sole         N/A       10,000,000
CHARTERED SEMICONDUCTOR      CONVERT     16133RAA4     2,084     2,100,000      PRN          sole         N/A        2,100,000
CIENA CORP                   CONVERT     171779AA9     7,004     9,040,000      PRN          sole         N/A        9,040,000
COMCAST CORP                 CONVERT     200300BH3     2,047     2,500,000      PRN          sole         N/A        2,500,000
CORNING INC                  CONVERT     219350AJ4     5,852    10,000,000      PRN          sole         N/A       10,000,000
COVAD COMMUNICATIONS GRP     CONVERT     222814AN5       436     3,250,000      PRN          sole         N/A        3,250,000
CRESCENT REAL ESTATE        PREFERRED    225756204       861        55,000       SH          sole         N/A           55,000
CROWN CASTLE INTL CORP      PREFERRED    228227401     3,941       124,869       SH          sole         N/A          124,869
DANAHER CORP                 CONVERT     235851AD4     4,728     8,000,000      PRN          sole         N/A        8,000,000
EL PASO CORPORATION          CONVERT     28336LAA7     2,151     5,000,000      PRN          sole         N/A        5,000,000
ENRON CORP                   CONVERT     293561CC8    11,528    19,250,000      PRN          sole         N/A       19,250,000
EQUITY OFFICE PPTYS TRST    PREFERRED    294741509     3,164        71,200       SH          sole         N/A           71,200
EQUITY RESIDENTIAL PROPS    PREFERRED    29476L883    13,078       450,100       SH          sole         N/A          450,100
EQUITY RESIDENTIAL PROPS    PREFERRED    29476L859     1,581        65,500       SH          sole         N/A           65,500
EXODUS COMMUNICATIONS        CONVERT     302088AJ8     1,147     2,000,000      PRN          sole         N/A        2,000,000
EXODUS COMMUNICATIONS        CONVERT     302088AP4       686     1,000,000      PRN          sole         N/A        1,000,000
GENL GROWTH PROPERTIES      PREFERRED    370021206     6,729       285,000       SH          sole         N/A          285,000
GLOBAL CROSSING LTD         PREFERRED    G3921A134       484         3,200       SH          sole         N/A            3,200
HANOVER COMPRESS CAP TR     PREFERRED    41076M302     1,857        19,534       SH          sole         N/A           19,534
HEWLETT-PACKARD CO           CONVERT     428236AC7     7,630    14,000,000      PRN          sole         N/A       14,000,000
HOST MARRIOTT FIN TRUST     PREFERRED    441079407    10,080       249,230       SH          sole         N/A          249,230
JONES APPAREL GROUP          CONVERT     480081AB4     5,098    10,000,000      PRN          sole         N/A       10,000,000
KOHLS CORPORATION            CONVERT     500255AJ3     2,672     4,300,000      PRN          sole         N/A        4,300,000
LAM RESEARCH CORP            CONVERT     512807AC2     4,439     4,000,000      PRN          sole         N/A        4,000,000
LAMAR ADVERTISING CO         CONVERT     512815AF8     1,992     2,000,000      PRN          sole         N/A        2,000,000
LENNAR CORP                  CONVERT     526057AF1     1,969     5,500,000      PRN          sole         N/A        5,500,000
MALAN REALTY INVESTORS       CONVERT     561063AA6     2,235     2,744,000      PRN          sole         N/A        2,744,000
NABORS INDUSTRIES INC        CONVERT     629568AD8     3,527     5,000,000      PRN          sole         N/A        5,000,000
NABORS INDUSTRIES INC        CONVERT     629568AE6     2,898     5,000,000      PRN          sole         N/A        5,000,000
NEW PLAN EXCEL REALTY TR    PREFERRED    648053205     1,003        43,800       SH          sole         N/A           43,800
NTL INCORPORATED             CONVERT     629407AL1     4,467     5,250,000      PRN          sole         N/A        5,250,000
POGO TRUST I                PREFERRED    73044P208     7,332       108,000       SH          sole         N/A          108,000
PRIDE INTERNATIONAL INC      CONVERT     741932AE7     1,986     3,000,000      PRN          sole         N/A        3,000,000
PRIMUS TELECOMM GROUP        CONVERT     741929AL7       638     2,500,000      PRN          sole         N/A        2,500,000
PROVIDIAN FINANCIAL CORP     CONVERT     74406AAA0     3,994     4,200,000      PRN          sole         N/A        4,200,000
PROVIDIAN FINANCIAL CORP     CONVERT     74406AAB8     3,655     8,890,000      PRN          sole         N/A        8,890,000
PSINET INC                  PREFERRED    74437C408        13        65,000       SH          sole         N/A           65,000
PSINET INC                  PREFERRED    74437C507       107       522,500       SH          sole         N/A          522,500
------------------------------------------------------------------------------------------------------------------------------

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
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                                                                                                                       Sole
                            Title or                  Value      Shares/        Shr/      Investment     Other        Voting
     Name of Issuer          Class         Cusip      (000)     Prin Amnt     Put/Call    Discretion    Managers       Auth
------------------------------------------------------------------------------------------------------------------------------
RECKSON ASSOC REALTY        PREFERRED    75621K205     1,010        46,500       SH          sole         N/A           46,500
SANMINA CORP                 CONVERT     800907AC1       670     2,000,000      PRN          sole         N/A        2,000,000
SANMINA CORP                 CONVERT     800907AD9     1,005     3,000,000      PRN          sole         N/A        3,000,000
SL GREEN REALTY CORP        PREFERRED    78440X200     4,341       150,000       SH          sole         N/A          150,000
SOLECTRON CORP               CONVERT     834182AJ6     1,219     2,500,000      PRN          sole         N/A        2,500,000
SOLECTRON CORP               CONVERT     834182AK3     1,255     2,500,000      PRN          sole         N/A        2,500,000
SOLECTRON CORP               CONVERT     834182AL1     4,294    10,000,000      PRN          sole         N/A       10,000,000
STMICROELECTRONICS NV        CONVERT     861012AB8     7,841     7,500,000      PRN          sole         N/A        7,500,000
SUIZA CAPITAL TRUST II      PREFERRED    86507G408     1,883        50,000       SH          sole         N/A           50,000
TELEFONOS DE MEXICO,S.A.     CONVERT     879403AD5    12,005    10,000,000      PRN          sole         N/A       10,000,000
TRANSOCEAN SEDCO FOREX       CONVERT     893830AA7     2,929     5,019,000      PRN          sole         N/A        5,019,000
TYCO INTL GROUP SA           CONVERT     902118AV0     6,878    10,000,000      PRN          sole         N/A       10,000,000
UNITEDGLOBALCOM             PREFERRED    913247201     1,194        55,000       SH          sole         N/A           55,000
US CELLULAR CORP             CONVERT     911684AA6    20,946    34,879,000      PRN          sole         N/A       34,879,000
VERITAS SOFTWARE CORP        CONVERT     92343RAA1     2,833     2,000,000      PRN          sole         N/A        2,000,000
VERTEX PHARMACEUTICALS       CONVERT     92532FAD2       681     1,000,000      PRN          sole         N/A        1,000,000
VIROPHARMA INC               CONVERT     928241AC2     1,259     2,400,000      PRN          sole         N/A        2,400,000
VORNADO REALTY TRUST        PREFERRED    929042208    15,828       315,400       SH          sole         N/A          315,400
WINSTAR COMMUNICATIONS      PREFERRED    975515875       183        36,450       SH          sole         N/A           36,450
XM SATELLITE RADIO HLDGS     CONVERT     983759AA9       941     1,233,000      PRN          sole         N/A        1,233,000